Hartford International Equity Fund
Hartford International Equity Fund

JUNE 26, 2017

SUPPLEMENT TO

INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED MAY 11, 2017

(THE HARTFORD MUTUAL FUNDS, INC.)

This Supplement contains new and additional information and should be read in connection with your Prospectus.

(1)	Effective July 1, 2017, Hartford Funds Management Company, LLC (the “Investment Manager”) will lower its contractual management fee rate set forth in the investment management agreement for the Hartford International Equity Fund. Additionally, effective July 1, 2017, the Investment Manager is also revising certain expense reimbursement arrangements for the Hartford International Equity Fund.
a.	Accordingly, effective July 1, 2017, under the heading “Hartford International Equity Fund Summary Section – Your Expenses,” the Shareholder Fees and Annual Fund Operating Expenses tables and the footnotes attached thereto, as well as the expense examples, are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Hartford International Equity Fund	Class A		Class T	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		2.50%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	none	5.00%	1.00%	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hartford International Equity Fund		Class A	Class T	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
Management fees	[1]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees		0.25%	0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none	none
Total other expenses	[2]	1.03%	1.03%	1.00%	1.01%	0.92%	1.04%	0.98%	0.89%	0.84%	0.79%
Administrative services fee		none	none	none	none	none	0.20%	0.15%	0.10%	none	none
Other expenses		1.03%	1.03%	1.00%	1.01%	0.92%	0.84%	0.83%	0.79%	0.84%	0.79%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	[3]	1.89%	1.89%	2.61%	2.62%	1.53%	2.15%	1.84%	1.50%	1.45%	1.40%
Fee waiver and/or expense reimbursement	[4]	0.77%	0.77%	0.74%	0.75%	0.66%	0.73%	0.67%	0.63%	0.68%	0.73%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[4]	1.12%	1.12%	1.87%	1.87%	0.87%	1.42%	1.17%	0.87%	0.77%	0.67%
[1]	"Management fees" have been restated to reflect current fees.
[2]	"Total other expenses" are based on estimated amounts for Class T and F shares. "Total other expenses" do not include expenses associated with the Fund's shareholder meeting that occurred in 2016. If these expenses were included, "Total other expenses" would have been as follows: 1.04% (Class A), 1.01% (Class B), 1.02% (Class C), 0.93% (Class I), 1.05% (Class R3), 0.99% (Class R4), 0.90% (Class R5) and 0.85% (Class Y). "Total other expenses" have been restated for Class Y shares to reflect the removal of a cap on the transfer agency fee that became effective May 1, 2017.
[3]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. The ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table for the applicable period also does not reflect the restated "Total other expenses" for Class Y shares or the restated "Management fees."
[4]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows effective July 1, 2017: 1.11% (Class A), 1.11% (Class T), 1.86% (Class B), 1.86% (Class C), 0.86% (Class I), 1.41% (Class R3), 1.16% (Class R4), 0.86% (Class R5), 0.76% (Class Y) and 0.66% (Class F). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for Class A, T, B, C, I, R3, R4, R5 and Y shares. Each contractual arrangement will remain in effect until February 28, 2019, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc. HASCO has contractually agreed to reimburse all transfer agency fees for Class F shares until February 28, 2018.

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)
•	You reinvest all dividends and distributions
•	You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - Hartford International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	658	1,041	1,447	2,581
Class T	361	756	1,176	2,345
Class B	690	1,041	1,519	2,713
Class C	290	743	1,323	2,898
Class I	89	419	772	1,767
Class R3	145	603	1,087	2,425
Class R4	119	514	933	2,104
Class R5	89	412	759	1,737
Class Y	79	392	727	1,677
Class F	68	371	696	1,616

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Hartford International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	658	1,041	1,447	2,581
Class T	361	756	1,176	2,345
Class B	190	741	1,319	2,713
Class C	190	743	1,323	2,898
Class I	89	419	772	1,767
Class R3	145	603	1,087	2,425
Class R4	119	514	933	2,104
Class R5	89	412	759	1,737
Class Y	79	392	727	1,677
Class F	68	371	696	1,616

b.	Accordingly, under the heading “The Investment Manager and Sub-Adviser – Management Fee,” the following information is added:

Effective July 1, 2017, the management fee set forth in the investment management agreement with respect to the Hartford International Equity Fund is 0.6000% of the first $1 billion, 0.5900% of the next $4 billion and 0.5800% in excess of $5 billion annually of the Fund’s average daily net assets.

Prior to July 1, 2017, the management fee set forth in the investment management agreement with respect to the Hartford International Equity Fund was 0.7000% of the first $500 million, 0.6500% of the next $500 million, 0.6400% of the next $1.5 billion, 0.6300% of the next $2.5 billion and 0.6250% in excess of $5 billion annually of the Fund’s average daily net assets.